Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net loss per ordinary share - USD ($)	2 Months Ended	3 Months Ended	5 Months Ended	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2021
Class A [Member]
Numerator:
Allocation of net loss, as adjusted		$ (1,685,772)		$ (1,869,999)
Denominator:
Basic and diluted weighted average shares outstanding		11,930,000	6,232,090	11,930,000
Basic and diluted net loss per ordinary share		$ (0.14)	$ (0.01)	$ (0.16)
Class B [Member]
Numerator:
Allocation of net loss, as adjusted	$ (5,000)	$ (406,253)		$ (450,650)
Denominator:
Basic and diluted weighted average shares outstanding	2,500,000	2,875,000	2,695,896	2,875,000
Basic and diluted net loss per ordinary share	$ 0	$ (0.14)	$ (0.01)	$ (0.16)